UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West U.S. Government Securities Fund
(formerly Great-West U.S. Government Mortgage Securities Fund)
(Institutional and Investor Class (formerly Initial Class))
Annual Report
December 31, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
During the 3rd quarter of 2017, Great-West U.S. Government Mortgage Securities Fund was renamed to the Great-West U.S. Government Securities Fund (the “Fund”).
The Fund was positioned to be slightly short duration throughout the year and held an underweight allocation to mortgage-backed securities (“MBS”) relative to its composite benchmark index, which consists of an 80% weighting to the Bloomberg Barclays U.S. Mortgage-Backed Securities Index and a 20% weighting to the Bloomberg Barclays U.S. Government Index (“Benchmark”). The Fund’s strategy incorporated the anticipated tapering of MBS purchases by the Federal Reserve, expected hike(s) by the Federal Reserve, an improving U.S. economy, and a flattening Treasury curve. Low global rates, improving global growth and an excess of available cash helped push spreads tighter across competing asset classes, especially across lower rated securities. Agency MBS spreads lagged the tightening across other asset classes, and it was not until September when excess returns finally turned positive.
In the first six months of the year, markets seemed to ignore volatility, impasses in Washington and geopolitical events. U.S. 10 year Treasury yields traded in a very tight range around 2.33% throughout the year, hitting a high on March 13th of 2.63% and low of 2.04% on September 7th.
The Fund’s tactical underweight to Agency MBS throughout the year was offset by allocations to Agency CMBS as well as an underweight to Treasury and Government Related securities of approximately 10%. This was offset by an out-of-Benchmark allocation to spread products across structured MBS, commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), and corporate bonds. This strategy was implemented with the expectation that spread assets would generate excess return relative to government debt.
For the 12 month period ended December 31, 2017, the Great-West U.S. Government Mortgage Securities Fund (Institutional Class shares) returned 2.49% relative to its Benchmark performance of 2.44%. The Fund’s MBS constituent outperformed the Bloomberg Barclays U.S. Mortgage-Backed Securities Index, contributing roughly half of the excess performance as we took advantage of being an early adopter of mortgages issued by less followed MBS originators / servicers.
From the perspective of MBS, investing in specified pools with defined advantageous characteristics (“stories”) remains the core strategy in the Fund. These assets generally provide stability, liquidity and outperformance relative to the outstanding universe of pass-through pools against which the Fund performance is measured. Effectively managing and monitoring pool characteristics are critical to future performance. The Fund will continue to take advantage of relative value opportunities within the investable universe, and allocations away from the Benchmark will be undertaken cautiously and monitored closely.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index consists of an 80% weighting to the Bloomberg Barclays U.S. Mortgage-Backed Securities Index and a 20% weighting to the Bloomberg Barclays U.S. Government Index. The composite index is rebalanced monthly to account for the Fund’s target asset allocations. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	2.49%	N/A	1.46%
Investor Class	2.21%	1.50%	3.43%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Maturity Date as of December 31, 2017
Maturity	Percentage of Fund Investments
1 to 3 Years	2.22%
3 to 5 Years	3.84
5 to 10 Years	8.66
10 to 20 Years	11.43
20 to 30 Years	66.06
Over 30 Years	5.15
Short Term Investments	2.64
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,009.60	$1.27
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$1.28
Investor Class
Actual	$1,000.00	$1,008.00	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$3.06
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class shares and 0.60% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2017
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 6.74%
$ 1,500,000	Ares XLIII Ltd(a)(b) Series 2017-43A Class C 3.86%, 10/15/2029 3-mo. LIBOR + 2.50%	$ 1,515,291
2,000,000	Atrium VIII(a)(b) Series 8A Class CR 3.87%, 10/23/2024 3-mo. LIBOR + 2.50%	2,017,884
1,500,000	Carbone CLO Ltd(a)(b) Series 2017-1A Class B 3.47%, 01/20/2031 3-mo. LIBOR + 1.80%	1,501,472
1,500,000	CIFC Funding Ltd(a)(b) Series 2017-1A Class C 3.81%, 04/23/2029 3-mo. LIBOR + 2.45%	1,515,516
84,726	Citicorp Residential Mortgage Trust(c) Series 2006-2 Class A6 5.53%, 09/25/2036	87,658
1,500,000	Dryden Senior Loan(a)(b) Series 2017-50A Class C 3.51%, 07/15/2030 3-mo. LIBOR + 2.25%	1,514,752
1,000,000	KKR Financial CLO Ltd(a)(b) Series 2017 Class B2 3.14%, 10/15/2030 3-mo. LIBOR + 1.75%	1,001,728
856,494	Mill City Mortgage Loan Trust(a) Series 2017-2 Class A1 2.75%, 07/25/2059	856,042
1,500,000	Octagon Investment Partners 30 Ltd(a)(b) Series 2017-1A Class B 3.71%, 03/17/2030 3-mo. LIBOR + 2.35%	1,513,574
1,500,000	Race Point VIII Ltd(a)(b) Series 2013-8A Class CR 3.94%, 02/20/2030 3-mo. LIBOR + 2.50%	1,516,389
1,500,000	Shackleton Ltd(a)(b) Series 2017-10A Class C 3.76%, 04/20/2029 3-mo. LIBOR + 2.40%	1,514,544
	Towd Point Mortgage Trust(a)
	Series 2015-1 Class A2
5,000,000	3.25%, 10/25/2053	5,039,469
	Series 2015-4 Class A1B
558,027	2.75%, 04/25/2055	558,116
	Series 2015-4 Class A2
3,250,000	3.75%, 04/25/2055	3,363,229
	Series 2015-5 Class A1B
588,455	2.75%, 05/25/2055	588,494
Principal Amount		Fair Value
Non-Agency — (continued)
$ 904,756	Trinity Rail Leasing LP(a) Series 2012-1A Class A1 2.27%, 01/15/2043	$ 889,544
		24,993,702
U.S. Government Agency — 0.04%
152,794	Federal Home Loan Mortgage Corp Structured Pass-Through Certificates(b) Series T-34 Class A1V 1.57%, 07/25/2031 1-mo. LIBOR + 0.24%	145,595
TOTAL ASSET-BACKED SECURITIES — 6.78% (Cost $25,067,630)		$ 25,139,297
CORPORATE BONDS AND NOTES
Financial — 0.25%
925,310	Caledonia Generating LLC(a) 1.95%, 02/28/2022	912,234
Utilities — 0.24%
848,707	New Valley Generation V Pass Through Trust 4.93%, 01/15/2021	900,169
TOTAL CORPORATE BONDS AND NOTES — 0.49% (Cost $1,828,149)		$ 1,812,403
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.73%
2,672,277	MetLife Securitization Trust(a) Series 2017-1A Class A 3.00%, 04/25/2055	2,699,035
U.S. Government Agency — 83.23%
925,234	Federal Deposit Insurance Corp Trust(a) Series 2013-R1 Class A 1.15%, 03/25/2033	915,060
	Federal Home Loan Mortgage Corp
9,917	11.00%, 07/01/2020	10,005
26,685	11.00%, 08/01/2020	27,223
43,883	5.50%, 04/01/2022	45,967
110,457	4.50%, 03/01/2024	115,752
405,113	4.50%, 04/01/2024	424,537
224,543	4.50%, 05/01/2024	235,459
246,812	4.50%, 12/01/2024	258,640
5,644	9.50%, 04/01/2025	6,172
268,271	4.00%, 03/01/2026	280,090
2,275,726	3.00%, 12/01/2026	2,320,407
893,450	3.00%, 04/01/2027	910,586
1,097,063	3.00%, 07/01/2029	1,120,058
1,150,327	3.50%, 02/01/2032	1,197,757

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2017
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 22,695	7.50%, 03/01/2032	$ 22,753
55,638	7.00%, 09/01/2032	62,337
185,348	5.50%, 05/01/2033	205,494
131,318	5.50%, 06/01/2033	145,677
107,065	5.50%, 08/01/2033	118,689
81,694	5.50%, 01/01/2034	90,581
1,063,922	4.00%, 05/01/2034	1,124,771
187,097	5.50%, 10/01/2034	206,109
164,640	5.00%, 08/01/2035	178,557
568,988	5.00%, 09/01/2035	616,542
99,593	5.50%, 09/01/2035	110,799
422,461	5.00%, 12/01/2035	458,128
29,717	5.00%, 01/01/2036	32,136
381,371	6.00%, 01/01/2036	430,545
185,475	6.00%, 03/01/2036	209,327
175,942	6.00%, 07/01/2036	200,467
2,374,241	3.00%, 09/01/2036	2,417,853
38,506	5.50%, 05/01/2038	42,488
33,662	6.00%, 05/01/2038	37,891
124,636	5.00%, 06/01/2038	135,686
802,530	4.50%, 02/01/2040	863,851
1,142,339	5.00%, 03/01/2040	1,238,820
684,301	4.00%, 10/01/2040	718,696
883,908	4.00%, 01/01/2041	928,322
508,257	4.00%, 02/01/2041	533,808
577,236	3.50%, 02/01/2042	595,964
660,979	4.00%, 03/01/2042	694,228
2,044,425	3.50%, 06/01/2042	2,110,703
3,244,923	3.50%, 08/01/2042	3,349,745
1,274,897	3.50%, 09/01/2042	1,315,929
1,250,749	3.00%, 11/01/2042	1,258,646
405,844	3.50%, 11/01/2042	419,014
2,157,185	3.00%, 04/01/2043	2,171,362
1,695,240	3.00%, 06/01/2043	1,704,370
860,169	4.00%, 06/01/2043	908,298
1,731,991	3.00%, 07/01/2043	1,741,318
841,791	4.50%, 11/01/2043	897,828
1,325,916	4.00%, 01/01/2044	1,390,045
2,266,178	4.00%, 05/01/2044	2,392,092
2,220,535	3.50%, 10/01/2045	2,284,823
4,583,837	3.00%, 10/01/2046	4,593,384
6,479,655	3.00%, 11/01/2046	6,494,489
3,969,464	3.00%, 12/01/2046	3,976,501
1,153,436	4.00%, 05/01/2047	1,206,746
1,463,195	4.00%, 07/01/2047	1,530,800
5,107,556	3.50%, 10/01/2047	5,255,456
2,973,580	4.50%, 10/01/2047	3,173,595
12,356,803	3.50%, 11/01/2047	12,714,612
	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust(a)
	Series 2012-K705 Class B
1,410,000	4.16%, 09/25/2044	1,424,163
	Series 2013-K27 Class B
2,250,000	3.50%, 01/25/2046	2,277,482
	Series 2011-K12 Class B
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,500,000	4.34%, 01/25/2046	$ 2,616,092
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K504 Class A2
1,000,000	2.57%, 09/25/2020	1,006,554
	Series K010 Class A2
5,500,000	4.33%, 10/25/2020	5,776,742
	Series K013 Class A2
4,000,000	3.97%, 01/25/2021	4,181,117
	Series KJ09 Class A1
3,695,898	2.02%, 04/25/2022	3,665,431
	Series K722 Class A2
6,000,000	2.41%, 03/25/2023	5,978,547
	Series K056 Class A1
1,647,207	2.20%, 07/25/2025	1,614,958
	Series K058 Class A1
643,427	2.34%, 07/25/2026	634,033
	Federal National Mortgage Association
3,811	5.50%, 04/01/2018	3,814
18,560	5.00%, 05/01/2018	18,896
2,550	5.00%, 06/01/2018	2,596
51,401	5.00%, 08/01/2018	52,335
47,396	5.00%, 06/01/2023	49,537
4,963	8.50%, 08/01/2024	5,415
987,913	4.00%, 01/01/2025	1,034,728
322,536	4.00%, 07/01/2025	335,972
314,829	4.00%, 09/01/2025	327,982
1,083,040	3.50%, 11/01/2025	1,118,339
266,093	4.00%, 12/01/2025	277,206
27,319	8.50%, 11/01/2026	27,572
440,642	3.00%, 06/01/2027	450,151
1,867,111	3.00%, 08/01/2029	1,906,250
238,547	4.50%, 02/01/2030	254,570
240,566	4.50%, 03/01/2030	256,727
1,124,348	3.00%, 10/01/2030	1,147,948
68,896	7.00%, 02/01/2031	74,822
92,114	7.00%, 09/01/2031	106,678
193,472	6.50%, 12/01/2031	214,454
121,635	7.00%, 12/01/2031	130,919
424,674	6.50%, 01/01/2032	470,730
45,727	7.00%, 01/01/2032	46,376
232,535	6.50%, 02/01/2032	257,753
2,982,955	3.00%, 05/01/2032	3,060,166
487,783	3.00%, 08/01/2032	497,216
161,241	6.00%, 02/01/2033	167,280
247,661	6.00%, 03/01/2033	283,118
226,571	5.50%, 07/01/2033	251,112
411,375	5.00%, 09/01/2033	446,813
123,972	5.50%, 09/01/2033	137,424
76,546	5.00%, 11/01/2033	83,165
280,811	5.50%, 11/01/2033	313,602
95,451	5.50%, 12/01/2033	105,890
141,763	5.50%, 03/01/2034	157,340
102,694	5.50%, 10/01/2034	114,022
186,735	5.50%, 12/01/2034	207,200
155,356	5.50%, 01/01/2035	171,302
353,723	5.50%, 02/01/2035	392,601

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2017
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 744,889	3.00%, 03/01/2035	$ 759,173
888,621	3.50%, 04/01/2035	925,142
169,047	5.50%, 05/01/2035	187,598
25,185	5.00%, 08/01/2035	27,256
202,271	5.00%, 09/01/2035	219,795
471,714	5.00%, 10/01/2035	512,498
162,723	5.50%, 10/01/2035	180,623
338,533	6.00%, 12/01/2035	384,344
176,389	5.50%, 01/01/2036	195,190
198,599	6.00%, 01/01/2036	225,469
66,414	6.00%, 02/01/2036	75,345
75,076	6.00%, 03/01/2036	85,243
288,897	5.50%, 05/01/2036	318,645
46,257	6.00%, 12/01/2036	52,328
96,313	6.00%, 05/01/2037	108,642
163,925	5.00%, 07/01/2037	178,095
381,988	5.50%, 03/01/2038	421,682
376,735	5.50%, 06/01/2038	417,273
217,168	4.50%, 02/01/2039	234,172
333,859	5.00%, 04/01/2039	363,161
760,382	4.50%, 05/01/2039	824,479
365,256	4.50%, 06/01/2039	394,857
896,055	4.50%, 08/01/2039	959,575
873,362	5.00%, 11/01/2039	953,997
418,510	5.00%, 12/01/2039	456,851
181,235	4.50%, 03/01/2040	194,141
518,581	5.00%, 06/01/2040	564,177
1,399,223	4.50%, 08/01/2040	1,500,152
205,169	4.50%, 09/01/2040	220,971
892,660	5.00%, 09/01/2040	963,735
474,485	4.50%, 11/01/2040	508,551
587,566	5.00%, 01/01/2041	640,049
494,429	4.50%, 02/01/2041	533,538
145,053	4.00%, 03/01/2041	152,458
2,789,351	4.50%, 03/01/2041	2,994,835
703,365	4.50%, 04/01/2041	754,159
1,169,004	4.50%, 08/01/2041	1,252,067
687,034	4.00%, 09/01/2041	725,582
725,945	4.50%, 10/01/2041	781,854
2,126,370	3.50%, 12/01/2041	2,196,884
2,340,850	4.00%, 12/01/2041	2,471,800
1,361,500	4.00%, 07/01/2042	1,440,658
401,516	3.00%, 09/01/2042	403,765
1,297,820	3.50%, 09/01/2042	1,321,967
1,080,531	3.50%, 10/01/2042	1,115,978
551,534	3.50%, 11/01/2042	569,734
765,877	3.00%, 12/01/2042	770,167
2,209,171	3.00%, 03/01/2043	2,221,392
2,283,733	3.00%, 05/01/2043	2,296,530
1,598,490	3.50%, 05/01/2043	1,652,085
1,395,410	3.00%, 07/01/2043	1,389,405
1,197,852	3.00%, 08/01/2043	1,204,378
877,233	3.50%, 08/01/2043	905,744
830,311	3.00%, 09/01/2043	834,963
1,672,257	4.00%, 10/01/2043	1,769,796
905,187	4.00%, 07/01/2045	947,675
1,324,537	3.50%, 08/01/2045	1,361,423
7,560,504	3.50%, 12/01/2045	7,771,049
7,134,961	3.50%, 01/01/2046	7,333,655
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 3,326,070	4.00%, 01/01/2046	$ 3,481,344
1,624,429	3.50%, 02/01/2046	1,669,666
2,439,671	3.50%, 03/01/2046	2,507,611
7,609,448	3.50%, 07/01/2046	7,821,355
1,055,701	3.50%, 09/01/2046	1,087,868
7,325,330	3.00%, 10/01/2046	7,343,965
4,285,954	4.00%, 10/01/2046	4,486,435
3,005,241	3.00%, 11/01/2046	3,007,368
1,645,711	3.50%, 12/01/2046	1,691,541
4,828,666	3.50%, 01/01/2047	4,963,135
1,870,090	4.00%, 03/01/2047	1,957,934
1,900,505	4.00%, 04/01/2047	1,989,857
1,891,903	4.00%, 06/01/2047	1,981,159
3,051,479	4.50%, 06/01/2047	3,249,076
2,165,894	3.50%, 07/01/2047	2,226,263
3,161,105	4.00%, 07/01/2047	3,310,409
4,456,499	3.50%, 08/01/2047	4,580,752
7,823,069	4.00%, 08/01/2047	8,193,364
5,821,220	3.00%, 09/01/2047	5,825,341
3,204,017	4.50%, 11/01/2047	3,412,905
4,800,000	3.50%, 12/01/2047	4,934,038
2,458,963	3.00%, 02/01/2057	2,442,523
	Government National Mortgage Association
2,060	9.50%, 05/20/2022	2,068
5,229	8.00%, 11/20/2023	5,594
2,546	7.50%, 10/20/2028	2,791
2,253	7.50%, 12/20/2028	2,447
214,862	5.00%, 10/20/2033	235,633
168,668	5.00%, 02/20/2034	183,352
184,190	5.50%, 11/20/2034	204,229
151,036	5.50%, 04/20/2035	167,528
142,901	5.00%, 12/20/2035	155,428
91,737	5.50%, 05/20/2039	100,594
2,201,584	4.00%, 12/15/2040	2,311,591
1,168,984	4.00%, 01/15/2041	1,225,522
1,633,191	4.50%, 02/20/2041	1,751,030
1,269,103	4.00%, 03/20/2041	1,336,594
390,422	4.00%, 05/20/2041	411,137
1,539,582	4.00%, 07/20/2041	1,621,266
944,012	4.00%, 09/15/2041	991,218
681,282	3.50%, 08/15/2042	707,298
2,899,978	3.50%, 08/20/2045	3,012,022
2,365,593	3.50%, 12/20/2045	2,450,793
1,528,580	3.00%, 01/20/2046	1,543,535
1,689,614	3.50%, 01/20/2046	1,750,338
1,395,858	3.50%, 03/20/2046	1,445,918
1,181,236	3.00%, 04/20/2046	1,192,793
1,742,412	3.50%, 04/20/2046	1,804,766
1,794,722	3.00%, 09/20/2046	1,812,280
699,942	3.00%, 10/20/2046	706,789
2,772,837	4.00%, 05/20/2047	2,894,031
1,223,970	3.50%, 06/20/2047	1,267,472
	Seasoned Credit Risk Transfer Trust
	Series 2016-1 Class MT
2,815,544	3.00%, 09/25/2055	2,761,714
	Series 2017-1 Class MT

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2017
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,112,972	3.00%, 01/25/2056	$ 1,074,472
	Vendee Mortgage Trust
	Series 1993-3 Class 1
386,353	5.57%, 09/15/2023	403,644
	Series 1996-3 Class 1Z
935,115	6.75%, 09/15/2026	1,018,471
	Series 2011-2 Class V
1,380,042	3.75%, 02/15/2028	1,383,301
	Series 2002-1 Class 1A
486,215	6.00%, 10/15/2031	534,511
	Series 2008-1 Class GD
1,358,492	5.25%, 01/15/2032	1,417,847
		308,593,804
TOTAL MORTGAGE-BACKED SECURITIES — 83.96% (Cost $312,341,960)		$311,292,839
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,500,000	3.13%, 12/11/2020	1,544,610
500,000	5.75%, 06/12/2026	616,258
2,000,000	Tennessee Valley Authority 2.88%, 09/15/2024	2,052,706
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.14% (Cost $4,192,628)		$ 4,213,574
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
4,750,000	2.00%, 11/15/2021(d)	4,735,602
6,000,000	1.63%, 02/15/2026	5,664,667
2,500,000	2.00%, 11/15/2026	2,418,718
2,000,000	2.38%, 05/15/2027	1,993,686
1,000,000	4.75%, 02/15/2037	1,331,230
5,000,000	2.88%, 05/15/2043	5,135,740
1,900,000	2.50%, 02/15/2045	1,809,276
1,000,000	2.50%, 02/15/2046	950,523
TOTAL U.S. TREASURY BONDS AND NOTES — 6.48% (Cost $23,690,750)		$ 24,039,442
SHORT TERM INVESTMENTS
Money Market Mutual Funds — 0.17%
213,000	BlackRock Liquidity Funds FedFund Institutional Shares(e), 1.17%(f)	213,000
215,000	Invesco Short-Term Investments Trust Government & Agency Portfolio Institutional Class(e), 1.19%(f)	215,000
Principal Amount		Fair Value
Money Market Mutual Funds — (continued)
$ 208,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(e), 1.20%(f)	$ 208,000
		636,000
Repurchase Agreements — 2.49%
5,000,000	Repurchase agreement (principal amount/value $5,000,000 with a maturity value of $5,000,833 with Daiwa Capital Markets America Inc, 1.50%, dated 12/31/17 to be repurchased at $5,000,833 on 1/2/18 collateralized by U.S. Treasury securities, 1.50% - 4.50%, 7/31/18 - 2/15/36, with a value of $5,100,002.	5,000,000
1,151,627	Undivided interest of 1.05% in a repurchase agreement (principal amount/value $110,065,222 with a maturity value of $110,082,466) with Citigroup Global Markets Inc, 1.41%, dated 12/31/17 to be repurchased at $1,151,627 on 1/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 4/1/18 - 8/20/67, with a value of $112,266,527.(e)	1,151,627
1,151,627	Undivided interest of 1.19% in a repurchase agreement (principal amount/value $96,861,869 with a maturity value of $96,876,936) with RBC Capital Markets Corp, 1.40%, dated 12/31/17 to be repurchased at $1,151,627 on 1/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.88% - 8.88%, 2/15/19 - 12/20/47, with a value of $98,799,106.(e)	1,151,627

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2017
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,151,627	Undivided interest of 3.44% in a repurchase agreement (principal amount/value $33,525,866 with a maturity value of $33,531,118) with Merrill Lynch, Pierce, Fenner & Smith, 1.41%, dated 12/31/17 to be repurchased at $1,151,627 on 1/2/18 collateralized by various U.S. Government Agency securities, 1.98% - 9.50%, 1/15/18 - 8/1/48, with a value of $34,196,384.(e)	$ 1,151,627
754,119	Undivided interest of 6.77% in a repurchase agreement (principal amount/value $11,150,884 with a maturity value of $11,152,557) with Bank of Montreal, 1.35%, dated 12/31/17 to be repurchased at $754,118 on 1/2/18 collateralized by U.S. Treasury securities, 0.13% - 5.25%, 4/30/18 - 2/15/45, with a value of $11,373,913.(e)	754,119
		9,209,000
SHORT TERM INVESTMENTS — 2.66% (Cost $9,845,000)		$ 9,845,000
TOTAL INVESTMENTS — 101.51% (Cost $376,966,117)		$376,342,555
OTHER ASSETS & LIABILITIES, NET — (1.51)%		$ (5,587,066)
TOTAL NET ASSETS — 100.00%		$370,755,489
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2017, the aggregate cost and fair value of 144A securities was $35,776,591 and $35,750,110, respectively, representing 9.64% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2017. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan at December 31, 2017.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of December 31, 2017.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2017
Great-West U.S. Government Securities Fund
ASSETS:
Investments in securities, fair value (including $4,743,354 of securities on loan)(a)	$367,133,555
Repurchase agreements, fair value(b)	9,209,000
Interest receivable	1,221,804
Subscriptions receivable	390,770
Receivable for investments sold	2,020,000
Total Assets	379,975,129
LIABILITIES:
Payable for custodian fees	1,705,028
Payable for director fees	4,015
Payable for other accrued fees	43,550
Payable for shareholder services fees	43,725
Payable to investment adviser	77,270
Payable upon return of securities loaned	4,845,001
Redemptions payable	2,501,051
Total Liabilities	9,219,640
NET ASSETS	$370,755,489
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,585,956
Paid-in capital in excess of par	369,171,538
Net unrealized depreciation	(623,562)
Undistributed net investment income	77,176
Accumulated net realized loss	(1,455,619)
NET ASSETS	$370,755,489
NET ASSETS BY CLASS
Investor Class	$141,875,831
Institutional Class	$228,879,658
CAPITAL STOCK:
Authorized
Investor Class	75,000,000
Institutional Class	75,000,000
Issued and Outstanding
Investor Class	11,876,175
Institutional Class	23,983,385
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.95
Institutional Class	$9.54
(a) Cost of investments	$367,757,117
(b) Cost of repurchase agreements	$9,209,000
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2017
Great-West U.S. Government Securities Fund
INVESTMENT INCOME:
Interest	$10,324,571
Income from securities lending	2,957
Total Income	10,327,528
EXPENSES:
Management fees	915,240
Shareholder services fees – Investor Class	638,972
Audit and tax fees	23,464
Custodian fees	19,850
Director's fees	10,708
Legal fees	5,594
Pricing fees	22,112
Registration fees	23,662
Shareholder report fees	5,919
Transfer agent fees	5,191
Other fees	293
Total Expenses	1,671,005
Less amount waived by investment adviser	65,255
Net Expenses	1,605,750
NET INVESTMENT INCOME	8,721,778
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(487,208)
Net change in unrealized appreciation on investments	1,111,715
Net Realized and Unrealized Gain	624,507
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,346,285
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West U.S. Government Securities Fund	2017	2016
OPERATIONS:
Net investment income	$8,721,778	$6,991,829
Net realized gain (loss)	(487,208)	1,396,593
Net change in unrealized appreciation (depreciation)	1,111,715	(5,732,578)
Net Increase in Net Assets Resulting from Operations	9,346,285	2,655,844
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(6,227)
Institutional Class	-	(6,928)
From return of capital	0	(13,155)
From net investment income
Investor Class	(2,426,759)	(2,975,749)
Institutional Class	(6,543,144)	(4,645,356)
From net investment income	(8,969,903)	(7,621,105)
From net realized gains
Investor Class	-	(657,524)
Institutional Class	-	(726,582)
From net realized gains	0	(1,384,106)
Total Distributions	(8,969,903)	(9,018,366)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	66,347,293	129,123,402
Institutional Class	64,118,376	62,643,139
Shares issued in reinvestment of distributions
Investor Class	2,426,759	3,639,500
Institutional Class	6,543,144	5,378,866
Shares redeemed
Investor Class	(134,119,290)	(68,444,879)
Institutional Class	(25,478,783)	(33,540,023)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(20,162,501)	98,800,005
Total Increase (Decrease) in Net Assets	(19,786,119)	92,437,483
NET ASSETS:
Beginning of year	390,541,608	298,104,125
End of year(a)	$370,755,489	$390,541,608
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	5,564,874	10,618,020
Institutional Class	6,650,967	6,350,802
Shares issued in reinvestment of distributions
Investor Class	203,423	303,146
Institutional Class	681,710	552,158
Shares redeemed
Investor Class	(11,229,709)	(5,651,890)
Institutional Class	(2,641,520)	(3,397,553)
Net Increase (Decrease)	(770,255)	8,774,683
(a) Including undistributed net investment income:	$77,176	$0
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$11.85	0.25	0.01	0.26	-	(0.16)	-	(0.16)	$11.95	2.21%
12/31/2016	$11.95	0.23	(0.08)	0.15	(0.00) (d)	(0.21)	(0.04)	(0.25)	$11.85	1.22%
12/31/2015	$12.13	0.27	(0.17)	0.10	(0.00) (d)	(0.25)	(0.03)	(0.28)	$11.95	0.79%
12/31/2014	$11.80	0.29	0.35	0.64	-	(0.30)	(0.01)	(0.31)	$12.13	5.45%
12/31/2013	$12.32	0.28	(0.53)	(0.25)	-	(0.27)	(0.00) (d)	(0.27)	$11.80	(2.02%)
Institutional Class
12/31/2017	$ 9.60	0.23	0.01	0.24	-	(0.30)	-	(0.30)	$ 9.54	2.49%
12/31/2016	$ 9.75	0.22	(0.07)	0.15	(0.00) (d)	(0.26)	(0.04)	(0.30)	$ 9.60	1.52%
12/31/2015 (e)	$10.00	0.17	(0.18)	(0.01)	(0.00) (d)	(0.21)	(0.03)	(0.24)	$ 9.75	(0.11%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2017	$141,876	0.62%	0.60%	2.07%	83% (h)
12/31/2016	$205,403	0.60%	0.60%	1.90%	99% (i)
12/31/2015	$144,249	0.60%	0.60%	2.23%	42%
12/31/2014	$302,547	0.60%	0.60%	2.37%	38%
12/31/2013	$308,935	0.60%	0.60%	2.31%	60%
Institutional Class
12/31/2017	$228,880	0.26%	0.25%	2.42%	83% (h)
12/31/2016	$185,138	0.25%	0.25%	2.27%	99% (i)
12/31/2015 (e)	$153,855	0.25% (j)	0.25% (j)	2.52% (j)	42%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Not annualized for periods less than one full year.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 50%.
(i)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 99%.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-eight funds. Interests in the Great-West U.S. Government Securities Fund (the Fund) are included herein. Effective July 17, 2017, the Great-West U.S. Government Mortgage Securities Fund name changed to the U.S. Government Securities Fund. The investment objective of the Fund is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017, the Initial Class name changed to Investor Class. The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.

Annual Report - December 31, 2017

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.

Annual Report - December 31, 2017

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 25,139,297	$ —	$ 25,139,297
Corporate Bonds and Notes	—	1,812,403	—	1,812,403
Mortgage-Backed Securities	—	311,292,839	—	311,292,839
U.S. Government Agency Bonds and Notes	—	4,213,574	—	4,213,574
U.S. Treasury Bonds and Notes	—	24,039,442	—	24,039,442
Short Term Investments	636,000	9,209,000	—	9,845,000
Total Assets	$ 636,000	$ 375,706,555	$ 0	$ 376,342,555
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate. At December 31, 2017, there were no mortgage dollar rolls held.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Annual Report - December 31, 2017

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2017 and 2016 were as follows:
	2017	2016
Ordinary income	$8,969,903	$7,621,145
Long-term capital gain	-	1,384,066
Return of capital	-	13,155
	$8,969,903	$9,018,366
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2017. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$-	$325,301	$(325,301)
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2017, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$77,176
Undistributed long-term capital gains	—
Capital loss carryforwards	(1,284,218)
Post-October losses	(11,445)
Net unrealized depreciation	(783,518)
Tax composition of capital	$(2,002,005)
At December 31, 2017, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2017, the Fund did not utilize any capital loss carryforwards. Details of the capital loss carryforwards as of December 31, 2017, were as follows:
No Expiration	$(1,284,218)
Total	$(1,284,218)
The Fund has elected to defer to the next fiscal year the following Post-October losses:

Annual Report - December 31, 2017

Post-October Ordinary Losses	Post-October Capital Losses
$—	$(11,445)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2017 were as follows:
Federal tax cost of investments	$377,126,073
Gross unrealized appreciation on investments	2,756,428
Gross unrealized depreciation on investments	(3,539,946)
Net unrealized depreciation on investments	$(783,518)
2.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into repurchase agreements with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at December 31, 2017.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities	Financial Investments Available for Offset	Financial Investments Collateral Received(a)	Cash Collateral (Received) Pledged(a)	Net Amount
Repurchase agreements	$5,000,000	$—	$(5,000,000)	$—	$—
(a) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral (received) pledged by the Fund may exceed these reported amounts.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.23% of the Fund’s average daily net assets. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement. Prior to that date, the Adviser received monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund and the management fee encompassed fund operation expenses except for shareholder services fees.
Effective May 1, 2017, the Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.25% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2018 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Effective May 1, 2017, the Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2017, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of December 31, 2017	Recoupment of Past Reimbursed Fees by the Adviser
$65,255	$0

Annual Report - December 31, 2017

Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-eight funds for which they serve as directors was $696,375 for the year ended December 31, 2017.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $52,758,764 and $49,906,914, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $266,661,592 and $283,946,695, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2017, the Fund had securities on loan valued at $4,743,354 and received collateral as reported on the Statement of Assets and Liabilities of $4,845,001 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2017, the class of securities loaned consisted entirely of U.S. Treasury Bonds and Notes. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West U.S. Government Securities Fund (formerly known as “Great-West U.S. Government Mortgage Securities Fund”) (the "Fund"), one of the funds of Great-West Funds, Inc. as of December 31, 2017, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2018
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2017, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 74	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	58	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 74	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	58	Director, Guaranty Bancorp
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	58	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 58	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	58	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 54	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	58	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 55	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	58	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 55	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	58	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 61	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 43	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 50	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 36	Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 50	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 42	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, the sub-adviser of the Great-West MFS International Growth and Great-West MFS International Value Funds, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, a sub-adviser of the Great-West Goldman Sachs Mid Cap Value Fund. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Advisers, Inc., the sub-adviser of the Great-West Templeton Global Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund, and receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $866,000 for fiscal year 2016 and $834,600 for fiscal year 2017.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2016 and $50,000 for fiscal year 2017. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2016 and $0 for fiscal year 2017.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2016 equaled $1,186,300 and for fiscal year 2017 equaled $1,480,500.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2018